John Hancock
ETFs
Quarterly portfolio holdings 1/31/2023

Funds’ investments
CORPORATE BOND ETF

As of 1-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.4%				$18,899,046
(Cost $21,194,788)
Communication services 9.1%				1,750,487
Diversified telecommunication services 2.7%
AT&T, Inc.	3.500	06-01-41	321,000	257,705
Verizon Communications, Inc.	2.650	11-20-40	372,000	268,686
Entertainment 1.6%
TWDC Enterprises 18 Corp.	4.125	12-01-41	228,000	208,742
WarnerMedia Holdings, Inc. (A)	4.279	03-15-32	106,000	94,335
Media 3.8%
Charter Communications Operating LLC	3.500	06-01-41	472,000	331,718
Comcast Corp.	3.750	04-01-40	450,000	397,664
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	217,000	191,637
Consumer discretionary 7.7%				1,470,488
Automobiles 3.7%
General Motors Financial Company, Inc.	2.700	08-20-27	326,000	292,710
Hyundai Capital America (A)	0.800	01-08-24	226,000	216,856
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	212,000	187,991
Hotels, restaurants and leisure 3.0%
Expedia Group, Inc.	3.250	02-15-30	338,000	297,126
Marriott International, Inc.	4.625	06-15-30	292,000	284,821
Specialty retail 1.0%
The Home Depot, Inc.	3.625	04-15-52	229,000	190,984
Consumer staples 1.1%				220,104
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	120,000	113,523
Food products 0.5%
Kraft Heinz Foods Company	5.200	07-15-45	109,000	106,581
Energy 10.5%				2,024,671
Oil, gas and consumable fuels 10.5%
Aker BP ASA (A)	3.750	01-15-30	338,000	306,293
Cenovus Energy, Inc.	5.400	06-15-47	226,000	218,162
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	316,000	299,028
Energy Transfer LP	5.250	04-15-29	226,000	228,114
Kinder Morgan, Inc.	3.600	02-15-51	98,000	72,561
MPLX LP	4.500	04-15-38	226,000	205,301
Sabine Pass Liquefaction LLC	5.750	05-15-24	304,000	305,746
Targa Resources Partners LP	4.875	02-01-31	212,000	198,183
The Williams Companies, Inc.	2.600	03-15-31	226,000	191,283
Financials 36.3%				6,967,185
Banks 22.2%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	552,000	472,091
Bank of America Corp. (2.972% to 7-21-51, then SOFR + 1.560%)	2.972	07-21-52	185,000	130,442
Barclays PLC	4.375	01-12-26	450,000	440,916
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	450,000	395,742
Citizens Financial Group, Inc.	3.250	04-30-30	450,000	405,951
Credit Agricole SA (A)	3.250	01-14-30	282,000	243,577
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	496,000	433,510
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	180,000	181,814
2	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC	4.450	05-08-25	450,000	$443,856
Santander Holdings USA, Inc.	4.400	07-13-27	450,000	437,728
U.S. Bancorp (5.727% to 10-21-25, then SOFR + 1.430%)	5.727	10-21-26	265,000	272,284
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	450,000	398,247
Capital markets 8.8%
Ares Capital Corp.	3.875	01-15-26	226,000	212,590
Blackstone Private Credit Fund	2.350	11-22-24	241,000	225,610
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	226,000	199,744
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%)	4.431	01-23-30	396,000	385,895
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	272,000	270,121
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	450,000	403,212
Consumer finance 2.2%
Ally Financial, Inc.	3.875	05-21-24	436,000	427,263
Insurance 3.1%
Athene Global Funding (A)	1.450	01-08-26	212,000	188,755
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	226,000	194,572
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	226,000	203,265
Health care 5.8%				1,119,664
Biotechnology 0.9%
AbbVie, Inc.	4.250	11-21-49	197,000	176,347
Health care providers and services 3.1%
HCA, Inc.	4.125	06-15-29	226,000	214,818
UnitedHealth Group, Inc.	3.500	08-15-39	217,000	188,530
Universal Health Services, Inc.	2.650	10-15-30	226,000	190,539
Pharmaceuticals 1.8%
Bristol-Myers Squibb Company	3.700	03-15-52	228,000	192,779
Viatris, Inc.	4.000	06-22-50	226,000	156,651
Industrials 5.1%				971,984
Aerospace and defense 0.9%
The Boeing Company	3.750	02-01-50	236,000	181,539
Airlines 2.2%
Delta Air Lines, Inc. (A)	4.750	10-20-28	226,000	220,194
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	192,824	192,824
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC	3.850	10-29-41	212,000	165,389
Air Lease Corp.	2.875	01-15-26	226,000	212,038
Information technology 10.6%				2,031,668
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	141,000	114,094
IT services 0.9%
Visa, Inc.	2.700	04-15-40	226,000	180,677
Semiconductors and semiconductor equipment 3.9%
Broadcom Corp.	3.625	01-15-24	219,000	215,906
Micron Technology, Inc.	4.185	02-15-27	226,000	220,306
NVIDIA Corp.	2.850	04-01-30	338,000	307,213
Software 2.7%
Microsoft Corp.	2.525	06-01-50	484,000	344,905
Oracle Corp.	3.950	03-25-51	214,000	166,332
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 2.5%
Apple, Inc.	2.700	08-05-51	450,000	$319,948
Dell International LLC (A)	3.450	12-15-51	168,000	111,595
Dell International LLC	8.350	07-15-46	42,000	50,692
Materials 3.2%				612,727
Chemicals 1.0%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	212,000	186,660
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	226,000	206,508
Metals and mining 1.1%
Freeport-McMoRan, Inc.	5.450	03-15-43	226,000	219,559
Real estate 3.7%				708,470
Equity real estate investment trusts 3.7%
American Tower Corp.	2.950	01-15-51	286,000	188,363
GLP Capital LP	5.375	04-15-26	226,000	225,769
Host Hotels & Resorts LP	3.375	12-15-29	338,000	294,338
Utilities 5.3%				1,021,598
Electric utilities 4.1%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	282,000	250,776
NRG Energy, Inc. (A)	4.450	06-15-29	304,000	278,195
Vistra Operations Company LLC (A)	4.300	07-15-29	282,000	260,692
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	282,000	231,935

	Yield (%)	Shares	Value
Short-term investments 0.9%			$176,280
(Cost $176,241)
Short-term funds 0.9%			176,280
John Hancock Collateral Trust (C)	4.3787(D)	17,632	176,280

Total investments (Cost $21,371,029) 99.3%	$19,075,326
Other assets and liabilities, net 0.7%	132,111
Total net assets 100.0%	$19,207,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,498,408 or 13.0% of the fund’s net assets as of 1-31-23.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	86.9%
United Kingdom	4.6%
4	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Canada	2.7%
Norway	1.6%
France	1.3%
Germany	1.0%
Netherlands	1.0%
Other countries	0.9%
TOTAL	100.0%
INTERNATIONAL HIGH DIVIDEND ETF

As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 96.4%		$5,256,593
(Cost $4,800,265)
Australia 7.6%		414,835
BHP Group, Ltd.	3,100	107,866
Fortescue Metals Group, Ltd.	6,240	97,790
South32, Ltd.	33,280	106,466
Woodside Energy Group, Ltd.	4,020	102,713
Belgium 2.0%		111,194
Solvay SA	960	111,194
Canada 2.4%		130,138
Power Corp. of Canada	2,760	74,649
West Fraser Timber Company, Ltd.	640	55,489
France 6.2%		340,206
Klepierre SA (A)	4,160	105,088
LVMH Moet Hennessy Louis Vuitton SE	40	34,754
Publicis Groupe SA	1,520	106,873
Sanofi	960	93,491
Germany 8.2%		446,614
BASF SE	1,900	108,127
Bayerische Motoren Werke AG	1,120	113,403
Deutsche Telekom AG	3,060	67,962
Fresenius SE & Company KGaA	1,600	46,101
Mercedes-Benz Group AG	1,500	111,021
Hong Kong 7.2%		392,882
CK Hutchison Holdings, Ltd.	20,000	127,063
Hongkong Land Holdings, Ltd.	14,000	68,180
Jardine Matheson Holdings, Ltd.	2,000	106,040
Swire Pacific, Ltd., Class A	10,000	91,599
Israel 0.8%		43,955
ICL Group, Ltd.	5,584	43,955
Italy 5.6%		306,590
Assicurazioni Generali SpA	5,020	97,590
Eni SpA	6,760	103,782
Poste Italiane SpA (B)	9,900	105,218
Japan 21.6%		1,174,180
Daiwa House Industry Company, Ltd.	2,000	47,845
FUJIFILM Holdings Corp.	2,000	105,133
ITOCHU Corp.	2,000	64,332
JFE Holdings, Inc.	8,000	105,010
Komatsu, Ltd.	2,000	48,522
Marubeni Corp.	8,000	97,597
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	5

	Shares	Value
Japan (continued)
Mitsubishi Corp.	2,000	$66,685
Mitsui & Company, Ltd.	4,000	117,498
Nippon Steel Corp.	6,000	124,342
Ricoh Company, Ltd.	6,000	46,369
Seiko Epson Corp.	4,000	61,732
Sumitomo Corp.	6,000	107,178
Toyota Tsusho Corp.	2,000	83,971
Yamaha Motor Company, Ltd.	4,000	97,966
Luxembourg 1.8%		97,612
Aroundtown SA	35,260	97,612
Netherlands 3.9%		212,872
ABN AMRO Bank NV (B)	5,180	85,567
ASML Holding NV	80	52,356
Koninklijke Ahold Delhaize NV	2,520	74,949
Norway 1.6%		86,065
Norsk Hydro ASA	10,700	86,065
Singapore 3.3%		178,887
Oversea-Chinese Banking Corp., Ltd.	10,000	98,376
Wilmar International, Ltd.	26,000	80,511
Spain 5.8%		318,174
CaixaBank SA	25,340	111,926
Endesa SA	5,100	101,195
Telefonica SA	27,740	105,053
Sweden 0.9%		49,243
Atlas Copco AB, A Shares	4,180	49,243
Switzerland 2.0%		110,563
Adecco Group AG	3,000	110,563
United Kingdom 15.5%		842,583
Barclays PLC	44,520	101,856
BP PLC	8,240	49,590
British American Tobacco PLC	2,286	87,131
GSK PLC	5,600	98,131
Imperial Brands PLC	3,406	85,162
J Sainsbury PLC	36,680	118,582
Land Securities Group PLC	11,480	100,118
Standard Chartered PLC	9,580	80,104
Tesco PLC	20,840	63,088

The British Land Company PLC	10,800	58,821
Preferred securities 3.5%		$187,708
(Cost $179,088)
Germany 3.5%		187,708
Henkel AG & Company KGaA	1,220	86,654
Volkswagen AG	733	101,054

6	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.0%			$3,132
(Cost $3,132)
Short-term funds 0.0%			3,132
John Hancock Collateral Trust (C)	4.3787(D)	313	3,132

Total investments (Cost $4,982,485) 99.9%	$5,447,433
Other assets and liabilities, net 0.1%	3,113
Total net assets 100.0%	$5,450,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Industrials	17.9%
Materials	17.4%
Financials	13.9%
Consumer staples	10.9%
Real estate	10.4%
Consumer discretionary	8.4%
Communication services	5.1%
Information technology	4.9%
Energy	4.7%
Health care	4.4%
Utilities	1.9%
Short-term investments and other	0.1%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 1-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 46.7%				$11,475,810
(Cost $12,879,303)
U.S. Government 1.1%				263,234
U.S. Treasury
Bond	3.000	08-15-52	100,000	88,484
Bond	3.375	08-15-42	100,000	94,547
Bond	4.000	11-15-52	75,000	80,203
U.S. Government Agency 45.6%				11,212,576
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	09-01-51	179,112	158,325
30 Yr Pass Thru	2.500	01-01-52	261,906	231,509
30 Yr Pass Thru	3.000	05-01-51	275,442	253,686
30 Yr Pass Thru	3.000	06-01-51	245,493	223,954
30 Yr Pass Thru	3.000	02-01-52	299,557	273,227
30 Yr Pass Thru	3.500	09-01-47	352,725	336,852
30 Yr Pass Thru	4.000	10-01-52	323,993	314,312
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	295,139	251,338
30 Yr Pass Thru	2.000	08-01-51	532,309	452,977
30 Yr Pass Thru	2.000	08-01-51	389,831	331,124
30 Yr Pass Thru	2.000	09-01-51	554,849	471,811
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	04-01-51	261,797	$229,654
30 Yr Pass Thru	2.500	07-01-51	299,612	265,448
30 Yr Pass Thru	2.500	08-01-51	514,450	454,181
30 Yr Pass Thru	2.500	08-01-51	560,024	494,590
30 Yr Pass Thru	2.500	08-01-51	309,568	273,156
30 Yr Pass Thru	2.500	08-01-51	439,636	388,886
30 Yr Pass Thru	2.500	08-01-51	202,007	177,110
30 Yr Pass Thru	2.500	09-01-51	449,918	396,717
30 Yr Pass Thru	2.500	12-01-51	267,322	235,524
30 Yr Pass Thru	2.500	01-01-52	266,288	234,634
30 Yr Pass Thru	2.500	03-01-52	556,434	490,637
30 Yr Pass Thru	3.000	11-01-46	363,034	337,535
30 Yr Pass Thru	3.000	11-01-46	214,098	199,060
30 Yr Pass Thru	3.000	04-01-47	217,479	202,204
30 Yr Pass Thru	3.000	05-01-50	236,951	218,531
30 Yr Pass Thru	3.000	11-01-50	255,332	235,962
30 Yr Pass Thru	3.000	07-01-51	230,848	211,532
30 Yr Pass Thru	3.000	08-01-51	504,451	462,832
30 Yr Pass Thru	3.000	02-01-52	295,021	269,274
30 Yr Pass Thru	3.000	03-01-52	222,227	203,389
30 Yr Pass Thru	3.500	12-01-46	165,858	159,120
30 Yr Pass Thru	3.500	02-01-47	193,228	185,016
30 Yr Pass Thru	3.500	02-01-48	256,233	244,942
30 Yr Pass Thru	3.500	11-01-48	223,382	213,347
30 Yr Pass Thru	3.500	04-01-50	221,419	211,732
30 Yr Pass Thru	3.500	04-01-51	214,653	204,926
30 Yr Pass Thru	3.500	03-01-52	139,579	132,491
30 Yr Pass Thru	4.000	04-01-47	114,099	112,303
30 Yr Pass Thru	4.000	03-01-48	130,444	127,901
30 Yr Pass Thru	4.000	06-01-49	111,541	109,646
30 Yr Pass Thru	4.000	06-01-49	116,317	114,631

30 Yr Pass Thru	4.000	04-01-50	118,039	116,550
Collateralized mortgage obligations 35.1%				$8,616,971
(Cost $9,665,066)
Commercial and residential 20.7%				5,082,827
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	112,286	104,699
Series 2021-2, Class A3 (A)(B)	1.447	04-25-66	161,940	137,463
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (1 month SOFR + 3.150%) (A)(C)	7.460	09-25-31	200,000	182,045
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	74,130
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	87,385
BX Commercial Mortgage Trust
Series 2021-MC, Class E (1 month LIBOR + 2.100%) (A)(C)	6.559	04-15-34	100,000	92,738
Series 2021-VOLT, Class F (1 month LIBOR + 2.400%) (A)(C)	6.859	09-15-36	200,000	189,174
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(C)	7.009	12-15-37	200,000	193,985
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (A)(B)	0.910	06-25-66	197,134	160,659
Series 2021-4, Class A1 (A)(B)	1.397	10-25-66	168,819	140,434
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	140,250
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	65,512
DBGS Mortgage Trust
Series 2018-BIOD, Class D (1 month LIBOR + 1.300%) (A)(C)	5.759	05-15-35	91,376	89,312
8	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Eagle RE, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.050%) (A)(C)	6.360	04-25-34	200,000	$198,049
Flagstar Mortgage Trust
Series 2021-6INV, Class A4 (A)(B)	2.500	08-25-51	210,188	175,466
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	126,135
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	95,538	94,606
JPMorgan Mortgage Trust
Series 2019-INV3, Class B3 (A)(B)	4.388	05-25-50	218,131	186,675
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (A)(C)	6.259	05-15-36	275,000	270,848
Life Mortgage Trust
Series 2021-BMR, Class F (1 month LIBOR + 2.350%) (A)(C)	6.809	03-15-38	201,509	192,930
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	81,409
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	77,403	72,158
Oaktown RE VII, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.210	04-25-34	200,000	187,046
OBX Trust
Series 2022-NQM1, Class A1 (A)(B)	2.305	11-25-61	130,157	114,731
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month LIBOR + 3.350%) (A)(C)	7.810	07-15-38	300,000	273,636
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.409	02-25-52	250,000	195,279
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	225,242
Triangle RE, Ltd.
Series 2021-3, Class M1B (1 month SOFR + 2.900%) (A)(C)	7.210	02-25-34	200,000	194,048
TRK Trust
Series 2021-INV1, Class A1 (A)(B)	1.153	07-25-56	149,104	129,548
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter) (A)	2.642	11-25-59	67,751	64,654
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	104,865	96,301
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	160,178
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	101,236	84,962
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	103,069	87,753
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	85,892	71,901
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	87,290	85,267
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	59,634	56,219
U.S. Government Agency 14.4%				3,534,144
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (B)	3.904	07-25-46	96,325	93,216
Series 2019-HQA2, Class B1 (1 month LIBOR + 4.100%) (A)(C)	8.606	04-25-49	200,000	206,648
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (A)(C)	6.360	12-25-33	300,000	286,886
Series 5150, Class IS IO	0.555	08-25-51	1,741,000	161,255
Series 5250, Class AY	2.000	01-25-55	449,998	320,907
Series K109, Class X1 IO	1.582	04-25-30	1,989,028	173,857
Series K116, Class X1 IO	1.425	07-25-30	2,737,792	221,383
Series K118, Class X1 IO	0.959	09-25-30	3,185,198	180,062
Series X2FX, Class X1 IO	0.637	09-25-25	8,043,485	127,631
Federal National Mortgage Association
Series 2021-R01, Class 1B1 (1 month SOFR + 3.100%) (A)(C)	7.410	10-25-41	200,000	191,312
Series 2022-22, Class B	2.000	07-25-54	400,000	264,069
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	102,774	97,961
Series 2014-135, Class IO	0.420	01-16-56	14,608,768	269,390
Series 2016-26, Class IO	0.642	02-16-58	5,232,540	132,042
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-159, Class IO	0.434	06-16-59	3,951,852	$130,418
Series 2018-23, Class IO	0.568	11-16-59	1,793,669	74,572
Series 2021-153, Class IA IO	0.100	08-16-61	19,460,510	105,904
Series 2021-178, Class IA IO	0.100	10-16-61	38,635,536	210,579
Series 2021-62, Class IA IO	0.100	02-16-63	18,382,256	102,483

Series 2022-141, Class BC	2.100	06-16-64	265,000	183,569
Asset backed securities 16.9%				$4,160,606
(Cost $4,454,391)
Asset backed securities 16.9%				4,160,606
AMMC CLO, Ltd.
Series 2020-23A, Class CR (3 month LIBOR + 2.000%) (A)(C)	6.792	10-17-31	140,000	132,857
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	139,174
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	281,154
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month LIBOR + 4.050%) (A)(C)	8.868	10-25-32	150,000	136,542
Barings CLO, Ltd.
Series 2013-IA, Class DR (3 month LIBOR + 2.550%) (A)(C)	7.358	01-20-28	250,000	245,309
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	140,696	123,113
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month LIBOR + 2.150%) (A)(C)	6.682	11-07-30	350,000	330,518
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	159,184
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	201,600	189,124
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	137,718	123,155
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	169,821
Hertz Vehicle Financing LLC
Series 2022-2A, Class A (A)	2.330	06-26-28	200,000	179,079
LCM XV LP
Series 15A, Class DR (3 month LIBOR + 3.700%) (A)(C)	8.508	07-20-30	250,000	221,366
Madison Park Funding XLI, Ltd.
Series 12A, Class DR (3 month LIBOR + 2.800%) (A)(C)	7.615	04-22-27	250,000	242,515
Progress Residential Trust
Series 2020-SFR1, Class C (A)	2.183	04-17-37	300,000	278,667
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	100,000	86,201
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	129,673
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	190,566
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	190,600	162,724
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	198,000	172,953
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	126,750	108,137
Tricon Residential Trust
Series 2021-SFR1, Class G (A)	4.133	07-17-38	100,000	85,414
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	2.165	10-15-46	125,000	110,214
Voya CLO, Ltd.
Series 2018-2A, Class E (3 month LIBOR + 5.250%) (A)(C)	10.042	07-15-31	200,000	163,146

10	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.8%			$188,524
(Cost $188,463)
Short-term funds 0.8%			188,524
John Hancock Collateral Trust (D)	4.3787(E)	18,857	188,524

Total investments (Cost $27,187,223) 99.5%	$24,441,911
Other assets and liabilities, net 0.5%	121,395
Total net assets 100.0%	$24,563,306

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,928,279 or 40.4% of the fund’s net assets as of 1-31-23.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-23.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	8	Long	Mar 2023	$1,002,199	$1,039,000	$36,801
						$36,801
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
PREFERRED INCOME ETF

As of 1-31-23 (unaudited)
	Shares	Value
Preferred securities 54.4%		$10,670,021
(Cost $11,040,161)
Communication services 4.5%		877,822
Diversified telecommunication services 1.2%
Qwest Corp., 6.500%	11,345	233,707
Media 0.3%
Paramount Global, 5.750%	1,700	55,828
Wireless telecommunication services 3.0%
Telephone & Data Systems, Inc., 6.000%	8,227	142,492
Telephone & Data Systems, Inc., 6.625%	7,083	137,056
U.S. Cellular Corp., 5.500%	3,968	73,606
U.S. Cellular Corp., 5.500%	4,040	75,588
U.S. Cellular Corp., 6.250%	8,066	159,545
Consumer discretionary 1.2%		235,501
Internet and direct marketing retail 1.2%
Qurate Retail, Inc., 8.000%	4,193	197,490
QVC, Inc., 6.250%	2,509	38,011
Energy 1.4%		287,425
Oil, gas and consumable fuels 1.4%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	6,059	151,596
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	11

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
NuStar Logistics LP, 11.526% (3 month LIBOR + 6.734%) (A)	5,418	$135,829
Financials 29.5%		5,791,816
Banks 13.8%
Bank of America Corp., 4.250%	4,710	91,139
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	3,900	100,035
Bank of America Corp., 7.250%	197	245,107
Citigroup Capital XIII, 11.184% (3 month LIBOR + 6.370%) (A)	11,227	322,439
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	9,175	233,412
Fifth Third Bancorp, 6.000%	6,641	165,959
First Republic Bank, 4.125%	6,120	115,301
First Republic Bank, 4.250%	13,912	263,632
Fulton Financial Corp., 5.125%	3,975	84,071
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	7,672	198,551
Pinnacle Financial Partners, Inc., 6.750%	5,065	129,968
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	5,416	134,858
Wells Fargo & Company, 4.750%	14,355	304,757
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	9,325	236,389
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	3,190	80,707
Capital markets 4.8%
Brookfield Finance, Inc., 4.625%	3,507	66,773
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	6,675	170,613
Morgan Stanley, 6.500%	6,999	182,254
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	3,291	82,999
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	17,067	434,184
Consumer finance 0.5%
Navient Corp., 6.000%	5,240	106,739
Insurance 10.4%
AEGON Funding Company LLC, 5.100%	7,932	179,660
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	4,565	117,366
American Financial Group, Inc., 5.125%	4,293	100,027
American International Group, Inc., 5.850%	8,474	214,901
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	9,785	258,226
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	9,205	234,451
Brighthouse Financial, Inc., 6.600%	9,549	248,369
Lincoln National Corp., 9.000%	7,491	215,366
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	9,586	255,371
RenaissanceRe Holdings, Ltd., 4.200%	6,127	111,389
Unum Group, 6.250%	4,250	106,803
Health care 1.1%		214,030
Health care equipment and supplies 1.1%
Becton, Dickinson and Company, 6.000%	4,250	214,030
Industrials 0.7%		130,995
Trading companies and distributors 0.7%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	4,816	130,995
12	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Real estate 0.9%		$171,837
Equity real estate investment trusts 0.9%
Pebblebrook Hotel Trust, 6.375%	5,687	119,939
Vornado Realty Trust, 5.400%	2,720	51,898
Utilities 15.1%		2,960,595
Electric utilities 2.5%
Duke Energy Corp., 5.750%	7,027	181,156
NextEra Energy Capital Holdings, Inc., 5.650%	106	2,731
NextEra Energy, Inc., 6.219%	2,011	96,307
NextEra Energy, Inc., 6.926%	3,084	147,878
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	3,243	72,481
Gas utilities 1.2%
South Jersey Industries, Inc., 5.625%	5,483	86,577
Spire, Inc., 7.500%	981	50,718
UGI Corp., 7.250%	1,089	99,611
Independent power and renewable electricity producers 1.0%
The AES Corp., 6.875%	1,891	188,797
Multi-utilities 10.4%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	9,836	228,195
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	14,863	370,832
CMS Energy Corp., 5.625%	6,500	160,550
CMS Energy Corp., 5.875%	4,665	117,325
DTE Energy Company, 5.250%	6,975	172,980
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	7,300	178,485
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	9,871	252,007
NiSource, Inc., 7.750%	2,988	315,383

Sempra Energy, 5.750%	9,667	238,582
Common stocks 1.5%		$303,409
(Cost $363,831)
Energy 0.7%		142,383
Oil, gas and consumable fuels 0.7%
Equitrans Midstream Corp.	7,450	54,013
The Williams Companies, Inc.	2,741	88,370
Utilities 0.8%		161,026
Multi-utilities 0.8%
Algonquin Power & Utilities Corp.	5,953	161,026

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 39.6%				$7,776,861
(Cost $7,877,565)
Communication services 1.1%				206,775
Media 1.1%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	237,000	206,775
Consumer discretionary 1.5%				292,967
Automobiles 1.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	78,000	72,150
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	236,000	220,817
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	13

	Rate (%)	Maturity date	Par value^	Value
Energy 4.2%				$827,498
Oil, gas and consumable fuels 4.2%
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%)	7.375	01-15-83	141,000	141,242
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	451,000	376,666
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	155,000	141,593
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	108,000	108,032
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82	67,000	59,965
Financials 27.5%				5,399,770
Banks 19.2%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)	5.875	03-15-28	204,000	195,330
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	265,000	265,265
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)	6.500	10-23-24	28,000	28,139
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	190,000	189,288
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	125,000	129,375
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)	6.375	04-06-24	214,000	204,991
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	147,000	148,418
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	137,000	134,306
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	96,000	94,291
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	248,000	233,120
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	193,000	194,945
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	173,000	171,718
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	261,000	219,240
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (B)	4.100	02-15-31	160,000	118,800
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31	239,000	182,835
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	131,000	139,484
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	105,000	89,513
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	263,000	261,659
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	251,000	251,075
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	264,000	280,170
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	204,000	178,245
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	64,000	62,640
Capital markets 2.5%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)	3.750	12-20-26	92,000	79,930
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)	4.000	06-01-26	138,000	127,153
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	107,000	92,047
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	91,000	87,815
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	109,000	108,150
Consumer finance 1.4%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)	3.550	09-15-26	172,000	152,186
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	126,000	124,910
Diversified financial services 0.6%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	125,000	112,038
Insurance 3.8%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	125,000	124,688
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)	5.875	03-15-28	216,000	214,380
14	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	226,000	$173,184
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	278,000	230,442
Utilities 5.3%				1,049,851
Electric utilities 2.6%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	95,000	84,464
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	270,000	252,229
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	182,000	173,668
Independent power and renewable electricity producers 1.7%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	94,000	87,890
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	249,000	244,082
Multi-utilities 1.0%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)	6.125	09-01-23	12,000	11,805
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	72,000	64,440

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	136,000	131,273
Capital preferred securities 0.6%				$125,400
(Cost $127,951)
Financials 0.6%				125,400
Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-37	114,000	125,400

	Yield (%)	Shares	Value
Short-term investments 3.7%			$723,073
(Cost $723,000)
Short-term funds 3.7%			723,073
John Hancock Collateral Trust (D)	4.3787(E)	72,323	723,073
Total investments (Cost $20,132,508) 99.8%			$19,598,764
Other assets and liabilities, net 0.2%			33,195
Total net assets 100.0%			$19,631,959

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	86.3%
Canada	8.2%
Bermuda	3.1%
United Kingdom	1.8%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	15

Other countries	0.6%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 99.5%		$6,236,300
(Cost $5,569,258)
Communication services 6.8%		423,554
Diversified telecommunication services 4.1%
AT&T, Inc.	6,401	130,388
Verizon Communications, Inc.	3,046	126,622
Media 2.7%
Comcast Corp., Class A	533	20,974
Omnicom Group, Inc.	555	47,724
Paramount Global, Class B	1,007	23,322
The Interpublic Group of Companies, Inc.	2,044	74,524
Consumer discretionary 10.3%		645,733
Auto components 0.4%
Lear Corp.	178	25,949
Automobiles 1.0%
Ford Motor Company	4,821	65,132
Hotels, restaurants and leisure 2.0%
Starbucks Corp.	1,160	126,602
Household durables 1.3%
Garmin, Ltd.	200	19,776
Whirlpool Corp.	390	60,680
Leisure products 0.4%
Hasbro, Inc.	376	22,248
Multiline retail 0.3%
Target Corp.	114	19,624
Specialty retail 2.3%
Best Buy Company, Inc.	888	78,783
The Home Depot, Inc.	200	64,834
Textiles, apparel and luxury goods 2.6%
NIKE, Inc., Class B	289	36,798
VF Corp.	4,050	125,307
Consumer staples 2.7%		171,267
Food and staples retailing 0.3%
Walgreens Boots Alliance, Inc.	428	15,776
Food products 0.4%
Archer-Daniels-Midland Company	333	27,589
Tobacco 2.0%
Philip Morris International, Inc.	1,227	127,902
Energy 6.6%		410,519
Oil, gas and consumable fuels 6.6%
Chevron Corp.	555	96,581
Exxon Mobil Corp.	1,101	127,727
Kinder Morgan, Inc.	3,537	64,727
ONEOK, Inc.	1,774	121,484
16	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials 12.9%		$807,596
Banks 1.4%
Huntington Bancshares, Inc.	1,290	19,569
Truist Financial Corp.	1,393	68,800
Capital markets 7.5%
BlackRock, Inc.	163	123,751
CME Group, Inc.	475	83,914
Franklin Resources, Inc.	599	18,689
T. Rowe Price Group, Inc.	1,043	121,478
The Carlyle Group, Inc.	2,765	99,457
The Charles Schwab Corp.	289	22,374
Consumer finance 0.3%
American Express Company	111	19,417
Insurance 3.7%
Fidelity National Financial, Inc.	1,234	54,333
Principal Financial Group, Inc.	488	45,164
Prudential Financial, Inc.	1,245	130,650
Health care 12.6%		790,259
Biotechnology 4.6%
AbbVie, Inc.	781	115,393
Amgen, Inc.	200	50,480
Gilead Sciences, Inc.	1,454	122,049
Health care equipment and supplies 1.1%
Abbott Laboratories	622	68,762
Health care providers and services 1.6%
UnitedHealth Group, Inc.	200	99,838
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	133	20,227
Danaher Corp.	111	29,346
Thermo Fisher Scientific, Inc.	44	25,095
Pharmaceuticals 4.1%
Eli Lilly & Company	214	73,648
Merck & Company, Inc.	726	77,980
Pfizer, Inc.	2,433	107,441
Industrials 6.6%		412,574
Air freight and logistics 2.0%
United Parcel Service, Inc., Class B	666	123,363
Electrical equipment 1.1%
Rockwell Automation, Inc.	244	68,815
Industrial conglomerates 1.7%
3M Company	934	107,485
Machinery 0.8%
Caterpillar, Inc.	200	50,458
Road and rail 0.8%
Old Dominion Freight Line, Inc.	67	22,327
Union Pacific Corp.	133	27,157
Trading companies and distributors 0.2%
W.W. Grainger, Inc.	22	12,969
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	17

	Shares	Value
Information technology 31.0%		$1,944,557
Communications equipment 2.0%
Cisco Systems, Inc.	2,530	123,135
IT services 9.8%
Automatic Data Processing, Inc.	200	45,162
Fidelity National Information Services, Inc.	311	23,337
IBM Corp.	867	116,811
Mastercard, Inc., Class A	244	90,426
Paychex, Inc.	955	110,646
The Western Union Company	8,079	114,479
Visa, Inc., Class A	488	112,342
Semiconductors and semiconductor equipment 7.0%
Broadcom, Inc.	212	124,022
KLA Corp.	229	89,878
Lam Research Corp.	67	33,507
Monolithic Power Systems, Inc.	159	67,823
NXP Semiconductors NV	111	20,458
Qualcomm, Inc.	464	61,809
Texas Instruments, Inc.	244	43,239
Software 6.3%
Gen Digital, Inc.	803	18,477
Microsoft Corp.	1,238	306,789
Oracle Corp.	821	72,626
Technology hardware, storage and peripherals 5.9%
Apple, Inc.	2,292	330,718
HP, Inc.	1,334	38,873
Materials 3.3%		209,180
Chemicals 2.1%
LyondellBasell Industries NV, Class A	1,341	129,661
Containers and packaging 1.2%
International Paper Company	1,219	50,979
Packaging Corp. of America	200	28,540
Real estate 3.7%		234,081
Equity real estate investment trusts 3.7%
Gaming and Leisure Properties, Inc.	2,133	114,243
Medical Properties Trust, Inc.	7,789	100,868
VICI Properties, Inc.	555	18,970
Utilities 3.0%		186,980
Electric utilities 3.0%
Evergy, Inc.	417	26,125
Exelon Corp.	1,112	46,915
NextEra Energy, Inc.	599	44,703
The Southern Company	1,023	69,237

	Yield (%)	Shares	Value
Short-term investments 0.8%			$52,642
(Cost $52,637)
Short-term funds 0.8%			52,642
John Hancock Collateral Trust (A)	4.3787(B)	5,265	52,642

18	JOHN HANCOCK ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Total investments (Cost $5,621,895) 100.3%	$6,288,942
Other assets and liabilities, net (0.3%)	(21,389)
Total net assets 100.0%	$6,267,553

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 1-31-23.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ETFS	19

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$18,899,046	—	$18,899,046	—
Short-term investments	176,280	$176,280	—	—
Total investments in securities	$19,075,326	$176,280	$18,899,046	—

International High Dividend ETF
Investments in securities:
Assets
Common stocks	$5,256,593	$5,256,593	—	—
Preferred securities	187,708	187,708	—	—
Short-term investments	3,132	3,132	—	—
Total investments in securities	$5,447,433	$5,447,433	—	—

Mortgage-Backed Securities ETF
Investments in securities:
20	|

	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
Assets
U.S. Government and Agency obligations	$11,475,810	—	$11,475,810	—
Collateralized mortgage obligations	8,616,971	—	8,616,971	—
Asset backed securities	4,160,606	—	4,160,606	—
Short-term investments	188,524	$188,524	—	—
Total investments in securities	$24,441,911	$188,524	$24,253,387	—
Derivatives:
Assets
Futures	$36,801	$36,801	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$877,822	$877,822	—	—
Consumer discretionary	235,501	235,501	—	—
Energy	287,425	287,425	—	—
Financials	5,791,816	5,791,816	—	—
Health care	214,030	214,030	—	—
Industrials	130,995	130,995	—	—
Real estate	171,837	171,837	—	—
Utilities	2,960,595	2,731,392	$229,203	—
Common stocks	303,409	303,409	—	—
Corporate bonds	7,776,861	—	7,776,861	—
Capital preferred securities	125,400	—	125,400	—
Short-term investments	723,073	723,073	—	—
Total investments in securities	$19,598,764	$11,467,300	$8,131,464	—

U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$6,236,300	$6,236,300	—	—
Short-term investments	52,642	52,642	—	—
Total investments in securities	$6,288,942	$6,288,942	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	17,632	—	$730,325	$(554,081)	$(3)	$39	$2,226	—	$176,280
International High Dividend ETF
John Hancock Collateral Trust	313	—	$3,132	—	—	—	$5	—	$3,132
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	18,857	—	$4,090,971	$(3,902,563)	$55	$61	$4,416	—	$188,524
Preferred Income ETF
John Hancock Collateral Trust	72,323	—	$3,594,843	$(2,871,847)	$4	$73	$5,318	—	$723,073
U.S. High Dividend ETF
John Hancock Collateral Trust	5,265	—	$782,509	$(729,895)	$23	$5	$587	—	$52,642
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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